Revenues (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 25, 2022	Jan. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Deferred revenue noncurrent portion			$ 25.2	$ 21.1
Revenue recognized	$ 44.0	$ 48.7
Remaining performance obligations			104.6	128.0
Expected remaining performance obligations recognized during next 12 months				75.6
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter				15.8
Expected remaining performance obligations recognized remainder thereafter				$ 13.1
Customer relationship period, term				5 years
Deferred sales commissions			$ 9.6	$ 7.4